11. Operating Leases - Group as Lessor	12 Months Ended
Dec. 31, 2017
Operating Leases - Group As Lessor
Operating Leases - Group as Lessor

Note 11 — Operating Leases – Group as Lessor

The Group has entered into leases on its property portfolio. The commercial property leases typically have lease terms between 6 and 9 years and include clauses to enable periodic upward revision of the rental charge according to prevailing market conditions. Some leases contain options to terminate before the end of the lease term.

Future minimum rental receivable under non-cancellable operating leases as of December 31, 2017 is as follows:

2017
Within 1 year	$2,035,573
After 1 year, but not more than 5 years	5,498,899
More than 5 years	94,939
Total	$7,629,411